J.P. Morgan Seasoned Mortgage Trust 2024-1 ABS-15G

Exhibit 99.8

Allonhill Loan ID	Customer Loan ID	Status	Moody's Initial Overall Grade	Moody's Overall Grade	Moody's Initial Credit Grade	Moody's Credit Grade	Moody's Credit Comment History	Moody's Initial Property Grade	Moody's Property Grade	Moody's Property Comment History	Moody's Initial Compliance Grade	Moody's Compliance Grade	Moody's Compliance Comment History	S&P Initial Overall Grade	S&P Overall Grade	S&P Initial Credit Grade	S&P Credit Grade	S&P Credit Comment History	S&P Initial Property Grade	S&P Property Grade	S&P Property Comment History	S&P Initial Compliance Grade	S&P Compliance Grade	S&P Compliance Comment History	Fitch Initial Overall Grade	Fitch Overall Grade	Fitch Initial Credit Grade	Fitch Credit Grade	Fitch Credit Comment History	Fitch Initial Property Grade	Fitch Property Grade	Fitch Property Comment History	Fitch Initial Compliance Grade	Fitch Compliance Grade	Fitch Compliance Comment History	Credit Open Conditions	Credit Waived/Cleared Conditions	Property Open Conditions	Property Waived/Cleared Conditions	Compliance Open Conditions	Compliance Waived/Cleared Conditions	Compensating Factors	Lender Originator Name	LTV	CLTV	Months of Reserves	FICO	DTI
XXXX	108941613	Review Complete	C	A	C	A	|| 11/10/2012 || Grade: C || Cleared Conditions: Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Need evidence of the borrowers previous residences taxes and insurance, or evidence that the loan is escrowed. Final 1003 shows $XXX in addition to the borrowers P&I, but the Zippy in file does not appear to include it.; Material - Missing Doc (Condition Grade: A)
Open/Waived Conditions: Incomplete asset documentation - XXXX asset documentation is greater than 90 days old. Statement in file is for 2/2012, loan closed in X/X/XXXX. Assets are required to meet reserve requirement.; Material - Missing Doc (Condition Grade: C)
New Overall Credit Grade: C || 11/10/2012 || Grade: C || Open/Waived Conditions: Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Need evidence of the borrowers previous residences taxes and insurance, or evidence that the loan is escrowed.  Final 1003 shows $XXX in addition to the borrowers P&I, but the Zippy in file does not appear to include it.; Material - Missing Doc (Condition Grade: C),
                                         Incomplete asset documentation - XXXX asset documentation is greater than 90 days old. Statement in file is for 2/2012, loan closed in X/X/XXXX. Assets are required to meet reserve requirement.; Material - Missing Doc (Condition Grade: C)
New Overall Credit Grade: C || 01/08/2013 || Grade: A || Cleared Conditions: Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Need evidence of the borrowers previous residences taxes and insurance, or evidence that the loan is escrowed.  Final 1003 shows $XXX in addition to the borrowers P&I, but the Zippy in file does not appear to include it.; Material - Missing Doc (Condition Grade: A),
                                 Incomplete asset documentation - XXXX asset documentation is greater than 90 days old. Statement in file is for 2/2012, loan closed in X/X/XXXX. Assets are required to meet reserve requirement.; Material - Missing Doc (Condition Grade: A)
New Overall Credit Grade: A	A	A	|| 11/10/2012 || Grade: A || New Overall Property Grade: A	A	A	|| 11/10/2012 || Grade: A || New Overall Compliance Grade: A	C	B	C	A	|| 11/10/2012 || Grade: C || Open/Waived Conditions: Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Need evidence of the borrowers previous residences taxes and insurance, or evidence that the loan is escrowed. Final 1003 shows $611 in addition to the borrowers P&I, but the Zippy in file does not appear to include it.; Material - Missing Doc (Condition Grade: C),
                                         Incomplete asset documentation - XXXX asset documentation is greater than 90 days old. Statement in file is for 2/2012, loan closed in X/X/XXXX. Assets are required to meet reserve requirement.; Material - Missing Doc (Condition Grade: C)
New Overall Credit Grade: C || 11/10/2012 || Grade: C || Cleared Conditions: Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Need evidence of the borrowers previous residences taxes and insurance, or evidence that the loan is escrowed.  Final 1003 shows $611 in addition to the borrowers P&I, but the Zippy in file does not appear to include it.; Material - Missing Doc (Condition Grade: A)
Open/Waived Conditions: Incomplete asset documentation - XXXX asset documentation is greater than 90 days old. Statement in file is for 2/2012, loan closed in X/X/XXXX. Assets are required to meet reserve requirement.; Material - Missing Doc (Condition Grade: C)
New Overall Credit Grade: C || 01/08/2013 || Grade: A || Cleared Conditions: Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Need evidence of the borrowers previous residences taxes and insurance, or evidence that the loan is escrowed.  Final 1003 shows $611 in addition to the borrowers P&I, but the Zippy in file does not appear to include it.; Material - Missing Doc (Condition Grade: A),
                                 Incomplete asset documentation - XXXX asset documentation is greater than 90 days old. Statement in file is for 2/2012, loan closed in X/X/XXXX. Assets are required to meet reserve requirement.; Material - Missing Doc (Condition Grade: A)
New Overall Credit Grade: A	B	B	|| 11/10/2012 || Grade: B || New Overall Property Grade: B	A	A	|| 11/10/2012 || Grade: A || New Overall Compliance Grade: A	C	A	C	A	|| 01/08/2013 || Grade: A || Cleared Conditions: Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Need evidence of the borrowers previous residences taxes and insurance, or evidence that the loan is escrowed. Final 1003 shows $611 in addition to the borrowers P&I, but the Zippy in file does not appear to include it.; Material - Missing Doc (Condition Grade: A),
                                 Incomplete asset documentation - XXXX asset documentation is greater than 90 days old. Statement in file is for 2/2012, loan closed in X/X/XXXX. Assets are required to meet reserve requirement.; Material - Missing Doc (Condition Grade: A)
New Overall Credit Grade: A || 11/10/2012 || Grade: C || Cleared Conditions: Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Need evidence of the borrowers previous residences taxes and insurance, or evidence that the loan is escrowed.  Final 1003 shows $611 in addition to the borrowers P&I, but the Zippy in file does not appear to include it.; Material - Missing Doc (Condition Grade: A)
Open/Waived Conditions: Incomplete asset documentation - XXXX asset documentation is greater than 90 days old. Statement in file is for 2/2012, loan closed in X/X/XXXX. Assets are required to meet reserve requirement.; Material - Missing Doc (Condition Grade: C)
New Overall Credit Grade: C || 11/10/2012 || Grade: C || Open/Waived Conditions: Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Need evidence of the borrowers previous residences taxes and insurance, or evidence that the loan is escrowed.  Final 1003 shows $611 in addition to the borrowers P&I, but the Zippy in file does not appear to include it.; Material - Missing Doc (Condition Grade: C),
                                         Incomplete asset documentation - XXXX asset documentation is greater than 90 days old. Statement in file is for 2/2012, loan closed in X/X/XXXX. Assets are required to meet reserve requirement.; Material - Missing Doc (Condition Grade: C)
																													New Overall Credit Grade: C	A	A	|| 11/10/2012 || Grade: A || New Overall Property Grade: A	A	A	|| 11/10/2012 || Grade: A || New Overall Compliance Grade: A		-- Incomplete asset documentation - XXXX asset documentation is greater than 90 days old. Statement in file is for 2/2012, loan closed in X/X/XXXX. Assets are required to meet reserve requirement. -- Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Need evidence of the borrowers previous residences taxes and insurance, or evidence that the loan is escrowed. Final 1003 shows $611 in addition to the borrowers P&I, but the Zippy in file does not appear to include it.					-- 56.7 months reserves verified, 6 months required. -- 20 months housing history paid as agreed 0x30 according to credit report.	XXXX	80.0	80.0	39.8	794	42.4
XXXX	108941923	File Reviewed with Conditions	B	B	B	B	|| 11/15/2012 || Grade: B || Open/Waived Conditions: Trade line count does not meet program requirements - COB only has one open and active tradeline per credit report. Guidelines require three open and active accounts. File does not contain documentation to evidence alternative tradelines and compensating factors, as required per guides. COB is listed on VOR.; Non-Material (Condition Grade: B) New Overall Credit Grade: B	A	A	|| 11/15/2012 || Grade: A || New Overall Property Grade: A	A	A	|| 11/15/2012 || Grade: A || New Overall Compliance Grade: A	B	B	B	B	|| 11/15/2012 || Grade: B || Open/Waived Conditions: Trade line count does not meet program requirements - COB only has one open and active tradeline per credit report. Guidelines require three open and active accounts. File does not contain documentation to evidence alternative tradelines and compensating factors, as required per guides. COB is listed on VOR.; Non-Material (Condition Grade: B) New Overall Credit Grade: B	B	B	|| 11/15/2012 || Grade: B || New Overall Property Grade: B	A	A	|| 11/15/2012 || Grade: A || New Overall Compliance Grade: A	B	B	B	B	|| 11/15/2012 || Grade: B || Open/Waived Conditions: Trade line count does not meet program requirements - COB only has one open and active tradeline per credit report. Guidelines require three open and active accounts. File does not contain documentation to evidence alternative tradelines and compensating factors, as required per guides. COB is listed on VOR.; Non-Material (Condition Grade: B) New Overall Credit Grade: B	A	A	|| 11/15/2012 || Grade: A || New Overall Property Grade: A	A	A	|| 11/15/2012 || Grade: A || New Overall Compliance Grade: A	-- Trade line count does not meet program requirements - COB only has one open and active tradeline per credit report. Guidelines require three open and active accounts. File does not contain documentation to evidence alternative tradelines and compensating factors, as required per guides. COB is listed on VOR. + COMMENT: Non-material - borrower meets tradelines requirement and overall credit history is good.						-- 15.27% DTI on full doc transaction, 45% DTI max. -- 10 years in current field verified. -- 4.6 years with current employer verified. -- 134 months reserves verified, 12 months required. -- 80% LTV/CLTV, 80% LTV/CLTV max.	XXXX	80.0	80.0	133.9	801	15.3
XXXX	108941989	Review Complete	A	A	A	A	|| 11/29/2012 || Grade: A || New Overall Credit Grade: A	A	A	|| 11/29/2012 || Grade: A || New Overall Property Grade: A	A	A	|| 11/29/2012 || Grade: A || New Overall Compliance Grade: A	B	B	A	A	|| 11/29/2012 || Grade: A || New Overall Credit Grade: A	B	B	|| 11/29/2012 || Grade: B || New Overall Property Grade: B	A	A	|| 11/29/2012 || Grade: A || New Overall Compliance Grade: A	A	A	A	A	|| 11/29/2012 || Grade: A || New Overall Credit Grade: A	A	A	|| 11/29/2012 || Grade: A || New Overall Property Grade: A	A	A	|| 11/29/2012 || Grade: A || New Overall Compliance Grade: A							-- 84 months housing history paid as agreed 0x30 according to credit report dated 03-02-12. -- 8 years in current residence. -- 13 years with current employer verified. -- 27 months reserves verified, 6 months required.	XXXX	80.0	80.0	8.4	761	40.2
XXXX	108941938	Review Complete	C	A	C	A	|| 11/10/2012 || Grade: C || Cleared Conditions: Missing income documentation - Review used Lender income of $XXXX base wages and $XXXX bonus income for data entry. Income review has not been completed pending submission of documentation to meet Lender guidelines. Per final 1003, Borrower on current job X years. File only contains a 2011 W2 for current job. Lender approval/Zippy required most recent computer generated paystub showing a minimum of 30 days earnings and documentation of receipt of bonus income from current employer that itemizes bonus income. File contains paystubs and 2010/2011 W2's from prior employer. Upon receipt of supporting documentation DTI to be recalculated. ; Material - Missing Doc (Condition Grade: A),
                                 Missing VOE - Final/Closing - Provide VVoe dated within 10 days of Note date of XX/XX/XXXX for Borrowers current job with XXXX.; Material - Missing Doc (Condition Grade: A)
Open/Waived Conditions: Missing approval (1008/DU/ED) - Provide signed final Approval or 1008.  Lender Approval and 1008 both provided, however, neither is signed.; Non-Material (Condition Grade: B),
                                         Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Provide documentation of taxes and insurance for current residence located at XXXX or evidence included in mortgage payment.; Material - Missing Doc (Condition Grade: C)
New Overall Credit Grade: C || 11/10/2012 || Grade: B || Cleared Conditions: Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Provide documentation of taxes and insurance for current residence located at XXXX or evidence included in mortgage payment.; Material - Missing Doc (Condition Grade: A),
                                 Missing income documentation - Review used Lender income of $XXXX base wages and $XXXX bonus income for data entry.  Income review has not been completed pending submission of documentation to meet Lender guidelines.  Per final 1003, Borrower on current job X years.  File only contains a 2011 W2 for current job.  Lender approval/Zippy required most recent computer generated paystub showing a minimum of 30 days earnings and documentation of receipt of bonus income from current employer that itemizes bonus income.  File contains paystubs and 2010/2011 W2's from prior employer.  Upon receipt of supporting documentation DTI to be recalculated. ; Material - Missing Doc (Condition Grade: A),
                                 Missing VOE - Final/Closing - Provide VVoe dated within 10 days of Note date of XX/XX/XXXX for Borrowers current job with XXXX; Material - Missing Doc (Condition Grade: A)
Open/Waived Conditions: Missing approval (1008/DU/ED) - Provide signed final Approval or 1008.  Lender Approval and 1008 both provided, however, neither is signed.; Non-Material (Condition Grade: B)
New Overall Credit Grade: B || 11/10/2012 || Grade: C || Open/Waived Conditions: Missing approval (1008/DU/ED) - Provide signed final Approval or 1008.  Lender Approval and 1008 both provided, however, neither is signed.; Non-Material (Condition Grade: B),
                                         Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Provide documentation of taxes and insurance for current residence located at XXXX or evidence included in mortgage payment.; Material - Missing Doc (Condition Grade: C),
Missing income documentation - Review used Lender income of $XXXX base wages and $XXXX bonus income for data entry. Income review has not been completed pending submission of documentation to meet Lender guidelines. Per final 1003, Borrower on current job X years. File only contains a 2011 W2 for current job. Lender approval/Zippy required m	A	A	|| 11/10/2012 || Grade: A || New Overall Property Grade: A	C	A	|| 02/25/2013 || Grade: A || Cleared Conditions: RESPA 2010 - Technical Finding: Missing Changed Circumstance to determine whether the GFE changes were justified. - GFE dated 5/16/2012 has an interest rate of 4.250%, GFE dated 6/27/2012 has an interest rate of 4.1250%, no changed circumstance was provided.; Non-Material (Condition Grade: A),
                                 Federal HPML - Unable to determine the Last Date Rate Set.  Missing evidence of initial Rate lock, this date is required for accurate HPML evaluation and RESPA compliance - Initial GFE dated 5/16/12 provides an interest rate available through date of 6/29/12 and a rate lock period of 45 days. This indicates a rate lock date on or around 5/15/12.; Material - Missing Doc (Condition Grade: A),
                                 Missing Right to Receive Copy of Appraisal disclosure; Material - Missing Doc (Condition Grade: A)
New Overall Compliance Grade: A || 11/10/2012 || Grade: C || Cleared Conditions: Federal HPML - Unable to determine the Last Date Rate Set.  Missing evidence of initial Rate lock, this date is required for accurate HPML evaluation and RESPA compliance - Initial GFE dated 5/16/12 provides an interest rate available through date of 6/29/12 and a rate lock period of 45 days. This indicates a rate lock date on or around 5/15/12.; Material - Missing Doc (Condition Grade: A)
Open/Waived Conditions: RESPA 2010 - Technical Finding: Missing Changed Circumstance to determine whether the GFE changes were justified. - GFE dated 5/16/2012 has an interest rate of 4.250%, GFE dated 6/27/2012 has an interest rate of 4.1250%, no changed circumstance was provided.; Non-Material (Condition Grade: B),
                                         Missing Right to Receive Copy of Appraisal disclosure; Material - Missing Doc (Condition Grade: C)
New Overall Compliance Grade: C || 11/14/2012 || Grade: B || Cleared Conditions: Federal HPML - Unable to determine the Last Date Rate Set.  Missing evidence of initial Rate lock, this date is required for accurate HPML evaluation and RESPA compliance - Initial GFE dated 5/16/12 provides an interest rate available through date of 6/29/12 and a rate lock period of 45 days. This indicates a rate lock date on or around 5/15/12.; Material - Missing Doc (Condition Grade: A),
                                 Missing Right to Receive Copy of Appraisal disclosure; Material - Missing Doc (Condition Grade: A)
Open/Waived Conditions: RESPA 2010 - Technical Finding: Missing Changed Circumstance to determine whether the GFE changes were justified. - GFE dated 5/16/2012 has an interest rate of 4.250%, GFE dated 6/27/2012 has an interest rate of 4.1250%, no changed circumstance was provided.; Non-Material (Condition Grade: B)
New Overall Compliance Grade: B || 11/10/2012 || Grade: C || Open/Waived Conditions: RESPA 2010 - Technical Finding: Missing Changed Circumstance to determine whether the GFE changes were justified. - GFE dated 5/16/2012 has an interest rate of 4.250%, GFE dated 6/27/2012 has an interest rate of 4.1250%, no changed circumstance was provided.; Non-Material (Condition Grade: B),
                                         Federal HPML - Unable to determine the Last Date Rate Set.  Missing evidence of initial Rate lock, this date is required for accurate HPML evaluation and RESPA compliance - Initial GFE dated 5/16/12 provides an interest rate available through date of 6/29/12 and a rate lock period of 45 days. This indicates a rate lock date on or around 5/15/12.; Material - Missing Doc (Condition Grade: C),
                                         Missing Right to Receive Copy of Appraisal disclosure; Material - Missing Doc (Condition Grade: C)
New Overall Compliance Grade: C	C	B	C	A	|| 11/14/2012 || Grade: A || Cleared Conditions: Missing approval (1008/DU/ED) - Provide signed final Approval or 1008. Lender Approval and 1008 both provided, however, neither is signed.; Non-Material (Condition Grade: A),
                                 Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Provide documentation of taxes and insurance for current residence located at XXXX or evidence included in mortgage payment.; Material - Missing Doc (Condition Grade: A),
                                 Missing income documentation - Review used Lender income of $XXXX base wages and $XXXX bonus income for data entry.  Income review has not been completed pending submission of documentation to meet Lender guidelines.  Per final 1003, Borrower on current job X years.  File only contains a 2011 W2 for current job.  Lender approval/Zippy required most recent computer generated paystub showing a minimum of 30 days earnings and documentation of receipt of bonus income from current employer that itemizes bonus income.  File contains paystubs and 2010/2011 W2's from prior employer.  Upon receipt of supporting documentation DTI to be recalculated. ; Material - Missing Doc (Condition Grade: A),
                                 Missing VOE - Final/Closing - Provide VVoe dated within 10 days of Note date of 06/29/2012 for Borrowers current job with XXXX; Material - Missing Doc (Condition Grade: A)
New Overall Credit Grade: A || 11/10/2012 || Grade: C || Open/Waived Conditions: Missing approval (1008/DU/ED) - Provide signed final Approval or 1008.  Lender Approval and 1008 both provided, however, neither is signed.; Non-Material (Condition Grade: B),
                                         Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Provide documentation of taxes and insurance for current residence located at XXXX or evidence included in mortgage payment.; Material - Missing Doc (Condition Grade: C),
                                         Missing income documentation - Review used Lender income of $XXXX base wages and $XXXX bonus income for data entry.  Income review has not been completed pending submission of documentation to meet Lender guidelines.  Per final 1003, Borrower on current job X years.  File only contains a 2011 W2 for current job.  Lender approval/Zippy required most recent computer generated paystub showing a minimum of 30 days earnings and documentation of receipt of bonus income from current employer that itemizes bonus income.  File contains paystubs and 2010/2011 W2's from prior employer.  Upon receipt of supporting documentation DTI to be recalculated. ; Material - Missing Doc (Condition Grade: C),
                                         Missing VOE - Final/Closing - Provide VVoe dated within 10 days of Note date of 06/29/2012 for Borrowers current job with XXXX; Material - Missing Doc (Condition Grade: C)
New Overall Credit Grade: C || 11/10/2012 || Grade: B || Cleared Conditions: Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Provide documentation of taxes and insurance for current residence located at XXXX or evidence included in mortgage payment.; Material - Missing Doc (Condition Grade: A),
Missing income documentation - Review used Lender income of $XXXX base wages and $XXXX bonus income for data entry. Income review has not been completed pending submission of documentation to meet Lender guidelines. Per final 1003, Borrower on current job X years. File only contains a 2011 W2 for current job. Lender approval/Zippy required most recent computer generated paystub showing a minimum of 30 days earnings and documentation of receipt of bonus income from current employer that itemizes bonus income. File contains pay	B	B	|| 11/10/2012 || Grade: B || New Overall Property Grade: B	C	A	|| 11/10/2012 || Grade: C || Open/Waived Conditions: RESPA 2010 - Technical Finding: Missing Changed Circumstance to determine whether the GFE changes were justified. - GFE dated 5/16/2012 has an interest rate of 4.250%, GFE dated 6/27/2012 has an interest rate of 4.1250%, no changed circumstance was provided.; Non-Material (Condition Grade: B),
                                         Federal HPML - Unable to determine the Last Date Rate Set.  Missing evidence of initial Rate lock, this date is required for accurate HPML evaluation and RESPA compliance - Initial GFE dated 5/16/12 provides an interest rate available through date of 6/29/12 and a rate lock period of 45 days. This indicates a rate lock date on or around 5/15/12.; Material - Missing Doc (Condition Grade: C),
                                         Missing Right to Receive Copy of Appraisal disclosure; Material - Missing Doc (Condition Grade: C)
New Overall Compliance Grade: C || 11/14/2012 || Grade: B || Cleared Conditions: Federal HPML - Unable to determine the Last Date Rate Set.  Missing evidence of initial Rate lock, this date is required for accurate HPML evaluation and RESPA compliance - Initial GFE dated 5/16/12 provides an interest rate available through date of 6/29/12 and a rate lock period of 45 days. This indicates a rate lock date on or around 5/15/12.; Material - Missing Doc (Condition Grade: A),
                                 Missing Right to Receive Copy of Appraisal disclosure; Material - Missing Doc (Condition Grade: A)
Open/Waived Conditions: RESPA 2010 - Technical Finding: Missing Changed Circumstance to determine whether the GFE changes were justified. - GFE dated 5/16/2012 has an interest rate of 4.250%, GFE dated 6/27/2012 has an interest rate of 4.1250%, no changed circumstance was provided.; Non-Material (Condition Grade: B)
New Overall Compliance Grade: B || 11/10/2012 || Grade: C || Cleared Conditions: Federal HPML - Unable to determine the Last Date Rate Set.  Missing evidence of initial Rate lock, this date is required for accurate HPML evaluation and RESPA compliance - Initial GFE dated 5/16/12 provides an interest rate available through date of 6/29/12 and a rate lock period of 45 days. This indicates a rate lock date on or around 5/15/12.; Material - Missing Doc (Condition Grade: A)
Open/Waived Conditions: RESPA 2010 - Technical Finding: Missing Changed Circumstance to determine whether the GFE changes were justified. - GFE dated 5/16/2012 has an interest rate of 4.250%, GFE dated 6/27/2012 has an interest rate of 4.1250%, no changed circumstance was provided.; Non-Material (Condition Grade: B),
                                         Missing Right to Receive Copy of Appraisal disclosure; Material - Missing Doc (Condition Grade: C)
New Overall Compliance Grade: C || 02/25/2013 || Grade: A || Cleared Conditions: RESPA 2010 - Technical Finding: Missing Changed Circumstance to determine whether the GFE changes were justified. - GFE dated 5/16/2012 has an interest rate of 4.250%, GFE dated 6/27/2012 has an interest rate of 4.1250%, no changed circumstance was provided.; Non-Material (Condition Grade: A),
                                 Federal HPML - Unable to determine the Last Date Rate Set.  Missing evidence of initial Rate lock, this date is required for accurate HPML evaluation and RESPA compliance - Initial GFE dated 5/16/12 provides an interest rate available through date of 6/29/12 and a rate lock period of 45 days. This indicates a rate lock date on or around 5/15/12.; Material - Missing Doc (Condition Grade: A),
                                 Missing Right to Receive Copy of Appraisal disclosure; Material - Missing Doc (Condition Grade: A)
New Overall Compliance Grade: A	D	A	C	A	|| 11/10/2012 || Grade: C || Cleared Conditions: Missing income documentation - Review used Lender income of $XXXX base wages and $XXXX bonus income for data entry. Income review has not been completed pending submission of documentation to meet Lender guidelines. Per final 1003, Borrower on current job X years. File only contains a 2011 W2 for current job. Lender approval/Zippy required most recent computer generated paystub showing a minimum of 30 days earnings and documentation of receipt of bonus income from current employer that itemizes bonus income. File contains paystubs and 2010/2011 W2's from prior employer. Upon receipt of supporting documentation DTI to be recalculated. ; Material - Missing Doc (Condition Grade: A),
                                 Missing VOE - Final/Closing - Provide VVoe dated within 10 days of Note date of 06/29/2012 for Borrowers current job with XXXX; Material - Missing Doc (Condition Grade: A)
Open/Waived Conditions: Missing approval (1008/DU/ED) - Provide signed final Approval or 1008.  Lender Approval and 1008 both provided, however, neither is signed.; Non-Material (Condition Grade: B),
                                         Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Provide documentation of taxes and insurance for current residence located at XXXX or evidence included in mortgage payment.; Material - Missing Doc (Condition Grade: C)
New Overall Credit Grade: C || 11/10/2012 || Grade: C || Open/Waived Conditions: Missing approval (1008/DU/ED) - Provide signed final Approval or 1008.  Lender Approval and 1008 both provided, however, neither is signed.; Non-Material (Condition Grade: B),
                                         Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Provide documentation of taxes and insurance for current residence located at XXXX or evidence included in mortgage payment.; Material - Missing Doc (Condition Grade: C),
                                         Missing income documentation - Review used Lender income of $XXXX base wages and $XXXX bonus income for data entry.  Income review has not been completed pending submission of documentation to meet Lender guidelines.  Per final 1003, Borrower on current job X years.  File only contains a 2011 W2 for current job.  Lender approval/Zippy required most recent computer generated paystub showing a minimum of 30 days earnings and documentation of receipt of bonus income from current employer that itemizes bonus income.  File contains paystubs and 2010/2011 W2's from prior employer.  Upon receipt of supporting documentation DTI to be recalculated. ; Material - Missing Doc (Condition Grade: C),
                                         Missing VOE - Final/Closing - Provide VVoe dated within 10 days of Note date of 06/29/2012 for Borrowers current job with XXXX.; Material - Missing Doc (Condition Grade: C)
New Overall Credit Grade: C || 11/14/2012 || Grade: A || Cleared Conditions: Missing approval (1008/DU/ED) - Provide signed final Approval or 1008.  Lender Approval and 1008 both provided, however, neither is signed.; Non-Material (Condition Grade: A),
                                 Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Provide documentation of taxes and insurance for current residence located at XXXX or evidence included in mortgage payment.; Material - Missing Doc (Condition Grade: A),
Missing income documentation - Review used Lender income of $XXXX base wages and $XXXX bonus income for data entry. Income review has not been completed pending submission of documentation to meet Lender guidelines. Per final 1003, Borrower on current job X years. File only contains a 2011 W2 for current job. Lender approva	A	A	|| 11/10/2012 || Grade: A || New Overall Property Grade: A	D	A	|| 02/25/2013 || Grade: A || Cleared Conditions: RESPA 2010 - Technical Finding: Missing Changed Circumstance to determine whether the GFE changes were justified. - GFE dated 5/16/2012 has an interest rate of 4.250%, GFE dated 6/27/2012 has an interest rate of 4.1250%, no changed circumstance was provided.; Non-Material (Condition Grade: A),
                                 Federal HPML - Unable to determine the Last Date Rate Set.  Missing evidence of initial Rate lock, this date is required for accurate HPML evaluation and RESPA compliance - Initial GFE dated 5/16/12 provides an interest rate available through date of 6/29/12 and a rate lock period of 45 days. This indicates a rate lock date on or around 5/15/12.; Material - Missing Doc (Condition Grade: A),
                                 Missing Right to Receive Copy of Appraisal disclosure; Material - Missing Doc (Condition Grade: A)
New Overall Compliance Grade: A || 11/14/2012 || Grade: C || Cleared Conditions: Federal HPML - Unable to determine the Last Date Rate Set.  Missing evidence of initial Rate lock, this date is required for accurate HPML evaluation and RESPA compliance - Initial GFE dated 5/16/12 provides an interest rate available through date of 6/29/12 and a rate lock period of 45 days. This indicates a rate lock date on or around 5/15/12.; Material - Missing Doc (Condition Grade: A),
                                 Missing Right to Receive Copy of Appraisal disclosure; Material - Missing Doc (Condition Grade: A)
Open/Waived Conditions: RESPA 2010 - Technical Finding: Missing Changed Circumstance to determine whether the GFE changes were justified. - GFE dated 5/16/2012 has an interest rate of 4.250%, GFE dated 6/27/2012 has an interest rate of 4.1250%, no changed circumstance was provided.; Non-Material (Condition Grade: C)
New Overall Compliance Grade: C || 11/10/2012 || Grade: C || Cleared Conditions: Federal HPML - Unable to determine the Last Date Rate Set.  Missing evidence of initial Rate lock, this date is required for accurate HPML evaluation and RESPA compliance - Initial GFE dated 5/16/12 provides an interest rate available through date of 6/29/12 and a rate lock period of 45 days. This indicates a rate lock date on or around 5/15/12.; Material - Missing Doc (Condition Grade: A)
Open/Waived Conditions: RESPA 2010 - Technical Finding: Missing Changed Circumstance to determine whether the GFE changes were justified. - GFE dated 5/16/2012 has an interest rate of 4.250%, GFE dated 6/27/2012 has an interest rate of 4.1250%, no changed circumstance was provided.; Non-Material (Condition Grade: C),
                                         Missing Right to Receive Copy of Appraisal disclosure; Material - Missing Doc (Condition Grade: C)
New Overall Compliance Grade: C || 11/10/2012 || Grade: D || Open/Waived Conditions: RESPA 2010 - Technical Finding: Missing Changed Circumstance to determine whether the GFE changes were justified. - GFE dated 5/16/2012 has an interest rate of 4.250%, GFE dated 6/27/2012 has an interest rate of 4.1250%, no changed circumstance was provided.; Non-Material (Condition Grade: C),
                                         Federal HPML - Unable to determine the Last Date Rate Set.  Missing evidence of initial Rate lock, this date is required for accurate HPML evaluation and RESPA compliance - Initial GFE dated 5/16/12 provides an interest rate available through date of 6/29/12 and a rate lock period of 45 days. This indicates a rate lock date on or around 5/15/12.; Material - Missing Doc (Condition Grade: D),
                                         Missing Right to Receive Copy of Appraisal disclosure; Material - Missing Doc (Condition Grade: C)
New Overall Compliance Grade: D	-- Missing VOE - Final/Closing - Provide VVoe dated within 10 days of Note date of 06/29/2012 for Borrowers current job with XXXX
 -- Missing income documentation - Review used Lender income of $XXXX base wages and $XXXX bonus income for data entry.  Income review has not been completed pending submission of documentation to meet Lender guidelines.  Per final 1003, Borrower on current job X years.  File only contains a 2011 W2 for current job.  Lender approval/Zippy required most recent computer generated paystub showing a minimum of 30 days earnings and documentation of receipt of bonus income from current employer that itemizes bonus income.  File contains paystubs and 2010/2011 W2's from prior employer.  Upon receipt of supporting documentation DTI to be recalculated.
 -- Missing verification of taxes, insurance, and/or HOA fees for non-subject property - Provide documentation of taxes and insurance for current residence located at XXXX or evidence included in mortgage payment.
 -- Missing approval (1008/DU/ED) - Provide signed final Approval or 1008.  Lender Approval and 1008 both provided, however, neither is signed.
-- Missing Right to Receive Copy of Appraisal disclosure
  + COMMENT: Received unsigned copy of appraisal disclosure. Need signed copy or evidence it was sent to the borrower.
 -- Federal HPML - Unable to determine the Last Date Rate Set.  Missing evidence of initial Rate lock, this date is required for accurate HPML evaluation and RESPA compliance - Initial GFE dated 5/16/12 provides an interest rate available through date of 6/29/12 and a rate lock period of 45 days. This indicates a rate lock date on or around 5/15/12.
 -- RESPA 2010 - Technical Finding: Missing Changed Circumstance to determine whether the GFE changes were justified. - GFE dated 5/16/2012 has an interest rate of 4.250%, GFE dated 6/27/2012 has an interest rate of 4.1250%, no changed circumstance was provided.
																																										-- $XXXX reserves verified, $XXXX required. -- 6 years in current residence. -- 79 months housing history paid as agreed 0x30 according to credit report. -- 808 FICO, 680 minimum.	XXXX	70.0	70.0	164.8	808	35.9